16 Investiments (Tables)	12 Months Ended
Dec. 31, 2019
Investiments
Schedule of changes in investments
			Investment/
	Balance as of		Advance for future	Capital	Amorti-	Dividends		Balance as of
	January 1, 2019	Equity	capital increase	decrease	zation	and JSCP	Transfers	December 31, 2019
Joint Ventures (16.3)
Voltalia São Miguel do Gostoso I	110,568	(3,409)	2,940	-	-	-	-	110,099
Voltalia São Miguel do Gostoso - direito de autorização	10,405	-	-	-	(367)	-	-	10,038
Caiuá	74,639	4,800	-	-	-	(1,127)	-	78,312
Integração Maranhense	129,684	11,316	-	-	-	(2,284)	-	138,716
Matrinchã	673,216	48,634	-	-	-	(10,323)	-	711,527
Guaraciaba	356,941	18,312	-	(34,300)	-	(3,876)	-	337,077
Paranaíba	160,584	16,375	-	-	-	(2,986)	-	173,973
Mata de Santa Genebra	484,262	(41,716)	130,811	-	-	-	-	573,357
Cantareira	317,523	28,031	-	-	-	(7,286)	-	338,268
	2,317,822	82,343	133,751	(34,300)	(367)	(27,882)	-	2,471,367
Associates
Dona Francisca Energética (16.4)	29,144	9,853	-	-	-	(10,574)	-	28,423
Foz do Chopim Energética (16.4)	8,227	13,924	-	-	-	(9,976)	-	12,175
Dominó Holdings	2,442	(280)	-	(735)	-	(1,181)	-	246
Other	9,115	917	123	-	-	-	-	10,155
	48,928	24,414	123	(735)	-	(21,731)	-	50,999
Investment property	1,342	-	-	-	(5)	-	(524)	813
Advance for future capital future capital increase (Note 1.2.1)	142	-	133,597	-	-	-	(133,739)	-
	2,368,234	106,757	267,471	(35,035)	(372)	(49,613)	(134,263)	2,523,179

			Investment/				Effects of
			Advance for			Proposed	applying
	Balance as of		future capital	Capital		dividends	new IFRS		Balance as of
	January 1, 2018	Equity	increase	decrease	Amortization	and JCP	(Note 17.1.1)	Other (a)	December 31, 2018
Joint Ventures (16.3)
Voltalia São Miguel do Gostoso I	74,998	(3,964)	39,534	-	-	-	-	-	110,568
Voltalia São Miguel do Gostoso - authorization rights	10,773	-	-	-	(368)	-	-	-	10,405
Paraná Gás	3	(3)	-	-	-	-	-	-	-
Costa Oeste	33,646	3,041	-	-	-	-	-	(36,687)	-
Marumbi	85,341	6,971	-	-	-	-	-	(92,312)	-
Transmissora Sul Brasileira	64,360	1,161	-	-	-	-	-	(65,521)	-
Caiuá	56,037	5,034	-	-	-	(1,324)	14,892	-	74,639
Integração Maranhense	113,401	9,238	-	-	-	(2,022)	9,067	-	129,684
Matrinchã	835,819	50,411	-	-	-	(9,131)	(203,883)	-	673,216
Guaraciaba	418,320	35,321	-	-	-	(4,328)	(92,372)	-	356,941
Paranaíba	162,273	(16,510)	-	-	-	(2,976)	17,797	-	160,584
Mata de Santa Genebra	459,374	(2,541)	48,096	-	-	3,264	(23,931)	-	484,262
Cantareira	200,018	24,564	-	(35,280)	-	(1,461)	129,682	-	317,523
	2,514,363	112,723	87,630	(35,280)	(368)	(17,978)	(148,748)	(194,520)	2,317,822
Associates
Dona Francisca Energética (16.4)	29,821	9,989	-	-	-	(10,666)	-	-	29,144
Foz do Chopim Energética (16.4)	13,084	13,214	-	-	-	(18,071)	-	-	8,227
Dominó Holdings	2,457	(15)	-	-	-	-	-	-	2,442
Other	9,556	(23)	9	-	-	-	-	(427)	9,115
	54,918	23,165	9	-	-	(28,737)	-	(427)	48,928
Investment property	1,362	-	-	-	(5)	-	-	(15)	1,342
Other investments	-	-	142	-	-	-	-	-	142
	2,570,643	135,888	87,781	(35,280)	(373)	(46,715)	(148,748)	(194,962)	2,368,234
(a) Of the total, the amounts of R$ 36,687 and R$ 92,312 refers to investments that are now subsidiaries; R$ 65,521 refers to investment written off; R$ 427 from the sale of the associated company Dois Saltos Empreendimentos de Geração de Energia Elétrica Ltda; and R$ 15 refers to the transfer to Other receivables

Schedule of subsidiaries with non-controlling interest summarized financial information

16.2.1     Summarized financial information

	Compagás			Elejor			UEG Araucária
	12.31.2019	12.31.2018	12.31.2017	12.31.2019	12.31.2018	12.31.2017	12.31.2019	12.31.2018	12.31.2017
ASSETS	904,993	675,286	632,910	625,154	652,175	675,450	421,533	436,137	507,060
Current assets	313,896	204,725	151,966	80,079	80,990	77,216	80,788	33,573	99,101
Noncurrent assets	591,097	470,561	480,944	545,075	571,185	598,234	340,745	402,564	407,959

LIABILITIES	904,993	675,286	632,910	625,154	652,175	675,450	421,533	436,137	507,060
Current liabilities	236,190	133,769	147,743	85,647	124,880	164,574	91,066	42,185	38,386
Noncurrent liabilities	110,475	106,900	87,409	496,648	473,318	449,149	14,727	23,290	22,470
Equity	558,328	434,617	397,758	42,859	53,977	61,727	315,740	370,662	446,204

STATEMENT OF INCOME
Operating revenues	866,884	588,532	515,563	218,421	293,942	291,597	52,216	524	129,084
Operating costs and expenses	(662,306)	(515,594)	(309,213)	(86,237)	(89,931)	(93,230)	(131,596)	(94,970)	(121,883)
Financial results	43,186	(2,411)	(25,612)	(92,728)	(89,301)	(54,254)	832	2,275	5,302
Equity in earnings of investees	-	-	-	-	-	-	916	-	(5,777)
Income tax and social contribution	(74,791)	(10,909)	(66,785)	(13,331)	(38,379)	(47,893)	(22,703)	16,316	(7,098)
Net income (loss)	172,973	59,618	113,953	26,125	76,331	96,220	(100,335)	(75,855)	(372)
Other comprehensive income	(1,277)	187	(251)	-	-	-	132	-	-
Total comprehensive income	171,696	59,805	113,702	26,125	76,331	96,220	(100,203)	(75,855)	(372)

STATEMENTS OF CASH FLOWS
Cash flows from operational activities	54,760	66,017	83,661	51,839	127,108	143,911	(57,585)	(26,980)	(86,840)
Cash flows from investment activities	(17,531)	(15,961)	(14,268)	(314)	(2,659)	(1,461)	(1,945)	(2,768)	118,460
Cash flows from financing activities	14,312	(43,980)	(20,623)	(56,533)	(119,468)	(143,028)	45,133	-	-

TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	51,541	6,076	48,770	(5,008)	4,981	(578)	(14,397)	(29,748)	31,620
Cash and cash equivalents at the beginning of the year	90,155	84,079	35,309	42,886	37,905	38,483	21,516	51,264	19,644
Cash and cash equivalents at the end of the year	141,696	90,155	84,079	37,878	42,886	37,905	7,119	21,516	51,264
CHANGE IN CASH AND CASH EQUIVALENTS	51,541	6,076	48,770	(5,008)	4,981	(578)	(14,397)	(29,748)	31,620

Schedule of changes in equity attributable to non-controlling shareholders

16.2.2     Changes in equity attributable to non-controlling shareholders

Participation in capital stock	Compagás: 49%	Elejor: 30%	UEG Araucária: 18.8%	Total
Balance as of January 1, 2017	146,818	23,910	89,316	260,044
Net income (loss)	55,837	28,866	(74)	84,629
Other comprehensive income	(123)	-	-	(123)
Deliberation of additional dividends proposed	-	(11,053)	-	(11,053)
Dividends	(7,631)	(23,205)	-	(30,836)
Balance as of December 31, 2017	194,901	18,518	89,242	302,661
Net income (loss)	29,213	22,899	(15,171)	36,941
Other comprehensive income	91	-	63	154
Dividends	(11,243)	(25,224)	-	(36,467)
Balance as of December 31, 2018	212,962	16,193	74,134	303,289
Net income (loss)	84,758	7,838	(19,673)	72,923
Other comprehensive income	(626)	-	25	(601)
Deliberation of additional dividends proposed	-	(3,335)	-	(3,335)
Dividends	(23,514)	(7,838)	-	(31,352)
Gain with interest variation in Subsidiary	-	-	4,874	4,874
Balance as of December 31, 2019	273,580	12,858	59,360	345,798

Schedule of assets, liabilities and profit or loss of the main joint ventures

Total balances of the groups of assets, liabilities, profit or loss and equity interest in commitments and contingent liabilities of the main joint venture

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2019
ASSETS	226,898	271,409	486,305	2,295,925	1,318,517	1,625,008	2,482,326	1,496,577
Current assets	3,664	30,472	59,466	301,722	150,875	178,558	268,381	182,971
Cash and cash equivalents	1,494	3,968	6,570	85,293	44,805	20,338	48,395	60,252
Other current assets	2,170	26,504	52,896	216,429	106,070	158,220	219,986	122,719
Noncurrent assets	223,234	240,937	426,839	1,994,203	1,167,642	1,446,450	2,213,945	1,313,606
.
LIABILITIES	226,898	271,409	486,305	2,295,925	1,318,517	1,625,008	2,482,326	1,496,577
Current liabilities	2,206	28,892	77,116	166,430	84,863	104,065	129,810	72,907
Financial liabilities	-	7,584	13,468	82,665	33,102	60,399	93,643	48,619
Other current liabilities	2,206	21,308	63,648	83,765	51,761	43,666	36,167	24,288
Noncurrent liabilities	-	82,699	126,095	677,398	545,742	810,847	1,208,089	733,326
Financial liabilities	-	49,958	78,350	624,779	461,353	580,451	1,208,089	507,775
Other noncurrent liabilities	-	32,741	47,745	52,619	84,389	230,396	-	225,551
Equity	224,692	159,818	283,094	1,452,097	687,912	710,096	1,144,427	690,344
.
STATEMENT OF INCOME
Net operating income	-	25,180	44,264	250,188	111,912	198,573	357,522	138,259
Operating costs and expenses	(111)	(5,481)	(5,672)	(70,886)	(29,067)	(30,560)	(384,228)	(5,360)
Financial results	146	(4,557)	(6,594)	(59,794)	(42,548)	(54,154)	(99,186)	(46,190)
Equity in income of subsidiaries	(7,080)	-	-	-	-	-	-	-
Income tax and social contribution	(5)	(5,348)	(8,904)	(33,103)	(2,926)	(47,024)	42,627	(29,498)
Net income (loss)	(7,050)	9,794	23,094	86,405	37,371	66,835	(83,265)	57,211
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	(7,050)	9,794	23,094	86,405	37,371	66,835	(83,265)	57,211
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	110,099	78,312	138,716	711,527	337,077	173,973	573,357	338,268

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2018
ASSETS	227,867	261,951	465,801	2,199,434	1,295,670	1,574,846	2,365,160	1,443,693
Current assets	2,344	26,471	47,347	326,557	229,693	165,072	202,253	161,328
Cash and cash equivalents	205	1,128	1	116,634	136,191	13,931	19,568	301
Other current assets	2,139	25,343	47,346	209,923	93,502	151,141	182,685	161,027
Noncurrent assets	225,523	235,480	418,454	1,872,877	1,065,977	1,409,774	2,162,907	1,282,365
.
LIABILITIES	227,867	261,951	465,801	2,199,434	1,295,670	1,574,846	2,365,160	1,443,693
Current liabilities	2,216	24,955	73,856	137,627	79,701	104,599	124,606	60,964
Financial liabilities	-	7,615	13,228	70,192	27,950	55,968	33,964	46,329
Other current liabilities	2,216	17,340	60,628	67,435	51,751	48,631	90,642	14,635
Noncurrent liabilities	-	84,672	127,284	687,897	487,520	814,798	1,273,962	734,724
Financial liabilities	-	57,028	91,342	683,316	482,125	612,854	934,650	532,179
Other noncurrent liabilities	-	27,644	35,942	4,581	5,395	201,944	339,312	202,545
Equity	225,651	152,324	264,661	1,373,910	728,449	655,449	966,592	648,005
.
STATEMENT OF INCOME
Net operating income	-	25,129	42,379	272,103	181,665	(14,331)	514,591	195,441
Operating costs and expenses	(103)	(4,785)	(7,732)	(47,771)	(27,273)	(23,244)	(462,839)	(60,529)
Financial results	(170)	(5,017)	(7,817)	(61,910)	(35,036)	(57,977)	(59,507)	(58,402)
Equity in income of subsidiaries	(7,815)	-	-	-	-	-	-	-
Income tax and social contribution	-	(5,053)	(7,974)	(59,544)	(47,273)	28,163	2,685	(26,379)
Net income (loss)	(8,088)	10,274	18,856	102,878	72,083	(67,389)	(5,070)	50,131
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	(8,088)	10,274	18,856	102,878	72,083	(67,389)	(5,070)	50,131
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	110,568	74,639	129,684	673,216	356,941	160,584	484,262	317,523

	Voltalia	Transmissora Sul Brasileira	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2017
ASSETS	155,272	659,464	230,743	466,783	2,774,973	1,428,247	1,698,213	1,722,063	952,670
Current assets	2,141	56,604	22,895	44,594	297,331	139,920	233,065	107,568	6,046
Cash and cash equivalents	3	25,547	1,626	2,224	116,256	34,364	29,066	96,244	5,169
Other current assets	2,138	31,057	21,269	42,370	181,075	105,556	203,999	11,324	877
Noncurrent assets	153,131	602,860	207,848	422,189	2,447,642	1,288,327	1,465,148	1,614,495	946,624
.
LIABILITIES	155,272	659,464	230,743	466,783	2,774,973	1,428,247	1,698,213	1,722,063	952,670
Current liabilities	2,214	220,845	23,608	71,563	140,515	71,818	124,764	12,630	9,706
Financial liabilities	-	212,618	7,427	13,240	48,686	32,627	53,317	-	-
Other current liabilities	2,214	8,227	16,181	58,323	91,829	39,191	71,447	12,630	9,706
Noncurrent liabilities	-	116,818	92,774	163,790	928,706	502,713	911,107	792,519	534,764
Financial liabilities	-	106,174	64,081	103,755	712,198	388,806	638,779	703,897	439,192
Other noncurrent liabilities	-	10,644	28,693	60,035	216,508	113,907	272,328	88,622	95,572
Equity	153,058	321,801	114,361	231,430	1,705,752	853,716	662,342	916,914	408,200
.
STATEMENT OF INCOME
Net operating income	-	53,374	(2,904)	(14,460)	403,891	208,444	320,302	588,123	392,766
Operating costs and expenses	(113)	(63,752)	(5,194)	(4,245)	(183,660)	(93,369)	(150,984)	(434,779)	(347,771)
Financial results	9	(26,994)	(6,017)	(9,070)	(47,331)	(36,981)	(59,132)	(94,512)	(35,207)
Equity in income of subsidiaries	(1,048)	-	-	-	-	-	-	-	-
Income tax and social contribution	-	12,330	5,908	9,070	(55,808)	(26,303)	(40,717)	(19,955)	(1,871)
Net income (loss)	(1,152)	(25,042)	(8,207)	(18,705)	117,092	51,791	69,469	38,877	7,917
Other comprehensive income	-	-	-	-	-	-	-	-	-
Total comprehensive income	(1,152)	(25,042)	(8,207)	(18,705)	117,092	51,791	69,469	38,877	7,917
Investment interest - %	49.0	20.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	74,998	64,360	56,037	113,401	835,819	418,320	162,273	459,374	200,018

Schedule of assets, liabilities and profit or loss of the main associates

16.4    Total balances of the groups of assets, liabilities, profit or loss and equity interest in contingent liabilities of the main associates

Balance as of December 31, 2019	Dona Francisca			Foz do Chopim
	12.31.2019	12.31.2018	12.31.2017	12.31.2019	12.31.2018	12.31.2017
ASSETS	130,883	134,141	138,079	61,635	106,736	61,163
Current assets	13,406	12,493	10,304	31,054	73,786	21,553
Noncurrent assets	117,477	121,648	127,775	30,581	32,950	39,610
.						-
LIABILITIES	130,883	134,141	138,079	61,635	106,736	61,163
Current liabilities	4,344	4,231	4,144	2,354	57,603	1,808
Noncurrent liabilities	3,118	3,361	4,443	25,243	26,133	22,776
Equity	123,421	126,549	129,492	34,038	23,000	36,579
.
STATEMENT OF INCOME
Net operating income	70,717	70,716	70,716	56,929	46,479	40,441
Operating costs and expenses	(25,957)	(25,268)	(30,379)	(16,278)	(2,020)	(21,124)
Financial income (expense)	475	366	835	621	(638)	809
Income tax and social contribution	(2,454)	(2,446)	(2,632)	(2,346)	(6,880)	(1,547)
Net income	42,781	43,368	38,540	38,926	36,941	18,579
Other comprehensive income	-	-	-	-	-	-
Total comprehensive income	42,781	43,368	38,540	38,926	36,941	18,579
Investment interest - %	23.0303	23.0303	23.0303	35.77	35.77	35.77
Investment book value	28,423	29,144	29,821	12,175	8,227	13,084